Significant Accounting Policies - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of significant accounting policies [line items]
Lease term	Lease term is over 12 months
Description of assets which are not low value	Underlying assets are not low value assets
Useful lives of investment property, excluding land depreciated cost model	10 to 40 years
IFRS 16 leases [member]
Disclosure of significant accounting policies [line items]
Lease assets and liabilities	₩ 616,759